SEGMENTS SEGMENTS (Policies)	3 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Segments Accounting Policies [Text Block]
Accounting Policies - The accounting policies of the segments are described in Note A of the Notes to Consolidated Financial Statements in our Annual Report. Our chief operating decision-maker reviews the financial performance of each of ONEOK Partners’ three segments, as well as our financial performance, on a regular basis. Adjusted EBITDA by segment is utilized in this evaluation. We believe this financial measure is useful to investors because it and similar measures are used by many companies in our industry as a measurement of financial performance and is commonly employed by financial analysts and others to evaluate our financial performance and to compare financial performance among companies in our industry. Adjusted EBITDA for each segment is defined as net income adjusted for interest expense, depreciation and amortization, noncash impairment charges, income taxes, allowance for equity funds used during construction and other noncash items. This calculation may not be comparable with similarly titled measures of other companies.